Sun-Jin Moon
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-2120
                                                              Fax (212) 314-3953


                                                              September 30, 2010

VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

                RE: MONY Life Insurance Company of America ("MONY America")
                    Pre-Effective Amendment No. 1 to the Registration Statement Filed on Form S-3/A File No. 333-167938
                    CIK 0000835357



Commissioners:

On behalf of MONY Life Insurance Company of America ("MONY America"), we are filing herewith, via EDGAR, MONY America's Pre-Effective Amendment No. 1 to the Registrant's Form S-3 Registration Statement ("Registration Statement"), File No. 333-167938 under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests ("Interests") in the Market Stabilizer Options(SM) ("MSO") to be offered under certain variable life insurance policies offered by MONY America.

I.  PURPOSES OF THE PRE-EFFECTIVE AMENDMENT

         The principal purpose of Pre-Effective Amendment No. 1 is to make prospectus changes in response to comments that have been received from the Commission staff subsequent to the initial filing (on July 1, 2010) of the Registration Statement. Pre-Effective Amendment No. 1 also increases the amount of securities being registered and makes certain other limited corrections, revisions, and clarifications in the prospectus contained in the Registration Statement.

         At or about the time of filing hereof, we are also providing the staff with a courtesy copy of the prospectus contained in Pre-Effective Amendment No. 1, which courtesy copy is precisely marked to show changes from the version of the prospectus that we filed on July 1, 2010, which was the most recent version of the full prospectus that we provided to the Commission staff as a courtesy copy.

II. ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT AND RELATED MATTERS

         The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933 we have been authorized to represent, and do represent, on behalf of the registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

         In a letter dated September 1, 2010 giving comments on the Registration Statement, the Commission staff requested that, if acceleration of the effective date would be requested, the Registrant furnish to the Commission a letter making three acknowledgments. In compliance with that request, the Registrant hereby acknowledges that:

      o Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

      o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

      o The Registrant may not assert that action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         ***********************************************************

         As noted previously, we desire for the Registration Statement to become effective at the earliest practicable time, and we therefore would very much appreciate any and all efforts that the staff can make to that end.

Any questions or comments concerning the enclosed Form S-3/A should directed to the undersigned or, in my absence, to Christopher Palmer (202-346-4253).

                                                      Sincerely,


                                                      /s/ Sun-Jin Moon
                                                      ----------------------
                                                      Sun-Jin Moon

cc:  Christopher E. Palmer, Esq.




                     MONY LIFE INSURANCE COMPANY OF AMERICA
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104